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                                   Securities Act of 1933 File No.: 33-41694
                          Investment Company Act of 1940 File No.:  811-6352

                          ING PRINCIPAL PROTECTION FUNDS

                          Supplement Dated July 22, 2003
                To the Statement of Additional Information (SAI)
                 (Dates of Which are Indicated in Parentheses)

          ING Classic Principal Protection Fund I* (August 1, 1999)
        ING Classic Principal Protection Fund II*  (October 7, 1999)
          ING Classic Principal Protection Fund III* (March 1, 2000)
          ING Classic Principal Protection Fund IV* (June 30, 2000)
             ING Index Plus Protection Fund** (March 1, 2001)

     With respect to ING Classic Principal Protection Fund, ING Classic Principal Protection Fund II, ING Classic Principal Protection Fund III, and ING Principal Protection fund IV, the following new section is inserted on page 7 of each SAI prior to the section entitled "Other Considerations":

    Additional Investment Techniques and Risk Factors During the Guarantee
    Period

     Other Investment Companies

     The Fund may invest in other investment companies ("Underlying Funds").
     The Fund may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any Underlying Fund.

     Exchange Traded Funds

     ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash, and thereby may incur additional brokerage costs. The Fund's investment in ETFs will be subject to the expenses imposed by the ETFs in addition to the expenses of the Fund.

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* Formerly, Aetna Principal Protection Fund
**Formerly, Aetna Index Plus Principal Protection Fund




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     The Fund may invest in ETFs subject to those restrictions under the 1940
     Act applicable to investments in Underlying Funds. During the Guarantee Period, the Fund may only invest in ETFs to the extent outlined in the Prospectus.


     With respect to ING Index Plus Protection Fund, the section entitled "Additional Investment Techniques and Risk Factors During Both the Guarantee Period and Index Plus LargeCap Period," on page 16 of the SAI, is amended to insert the following two subsections:


            Other Investment Companies

     The Fund may invest in other investment companies ("Underlying Funds").
     The Fund may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any Underlying Fund.


     Exchange Traded Funds

     ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash, and thereby may incur additional brokerage costs. The Fund's investment in ETFs will be subject to the expenses imposed by the ETFs in addition to the expenses of the Fund.

     The Fund may invest in ETFs subject to those restrictions under the 1940 Act applicable to investments in Underlying Funds. During the Guarantee Period, the Fund may only invest in ETFs to the extent outlined in the Prospectus.


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






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                                     Securities Act of 1933 File No.: 33-41694
                            Investment Company Act of 1940 File No.:  811-6352

                         ING PRINCIPAL PROTECTION FUNDS

                         Supplement Dated July 22, 2003
                    To The Class A and B Prospectuses
               (Dates of Which are Indicated in Parentheses)

               ING Classic Principal Protection Fund I (August 1, 1999) ING Classic Principal Protection Fund II (October 7, 1999) ING Classic Principal Protection Fund III (March 1, 2000) ING Classic Principal Protection Fund IV (June 30, 2000) ING Index Plus Protection Fund (March 1, 2001)


     With respect to the ING Classic Principal Protection Funds I, II, III and IV, the section entitled "The Fund's Investments-Investment Objectives, Principal Investment Strategies and Risks" on page 2 of each Prospectus, is amended to insert the following subsection prior to the subsection entitled "Fixed Component" on page 3:

     Investment Strategy Under Certain Market Conditions -- In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest all or a portion of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investments in such securities. The Fund's investment in these securities will not result in additional leverage for the Fund. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.

     With respect to the ING Index Plus Protection Fund, the section entitled "The Fund's Investments-Guarantee Period Investment Objectives, Principal Investment Strategies and Risks" on page 2 of the Prospectus is amended to insert the following subsection prior to the subsection entitled "Fixed Component" on page 3:

     Investment Strategy Under Certain Market Conditions -- In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest all or a portion of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investments in such securities. The Fund's investment in these securities will not result in additional leverage for the Fund. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE